DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.5%
Australia — 1.9%
ANZ Group Holdings Ltd.
27,196 552,234
APA Group (a)
14,395 67,706
Aristocrat Leisure Ltd.
5,200 229,506
ASX Ltd.
1,914 82,369
Atlassian Corp., Class A *
1,411 371,911
BHP Group Ltd.
47,325 1,250,769
BlueScope Steel Ltd.
4,516 65,105
Brambles Ltd.
13,038 161,633
CAR Group Ltd.
3,324 89,865
Cochlear Ltd.
693 137,351
Coles Group Ltd.
11,564 140,045
Commonwealth Bank of
Australia
15,563 1,607,767
Computershare Ltd.
4,980 103,458
CSL Ltd.
4,511 829,358
Endeavour Group Ltd.
12,076 34,378
Fortescue Ltd.
15,739 194,708
Goodman Group REIT
16,338 403,491
GPT Group REIT
19,411 60,192
Insurance Australia Group Ltd.
21,322 118,484
Lottery Corp. Ltd.
24,464 82,554
Macquarie Group Ltd.
3,334 501,956
Medibank Pvt Ltd.
27,074 67,375
Mineral Resources Ltd.
1,679 36,784
Mirvac Group REIT
38,462 54,121
National Australia Bank Ltd.
28,370 722,632
Northern Star Resources Ltd.
10,285 117,320
Orica Ltd.
4,499 53,078
Origin Energy Ltd.
17,321 122,655
Pro Medicus Ltd.
685 112,404
Qantas Airways Ltd. *
7,289 41,644
QBE Insurance Group Ltd.
13,911 181,247
Ramsay Health Care Ltd.
1,789 46,140
REA Group Ltd.
551 90,287
Reece Ltd.
1,139 19,099
Rio Tinto Ltd.
3,474 267,594
Santos Ltd.
30,794 132,602
Scentre Group REIT
44,907 107,657
SEEK Ltd.
3,175 54,025
SGH Ltd.
1,611 51,960
Sonic Healthcare Ltd.
4,543 84,554
South32 Ltd.
38,033 92,169
Stockland REIT
25,922 88,150
Suncorp Group Ltd.
11,534 148,022
Telstra Group Ltd.
33,168 85,133
Transurban Group (a)
29,265 244,028
Treasury Wine Estates Ltd.
7,855 57,977
Vicinity Ltd. REIT
44,817 63,063
Washington H Soul Pattinson &
Co. Ltd.
1,965 44,547
Number
of Shares Value $
Wesfarmers Ltd.
10,367 485,110
Westpac Banking Corp.
32,028 696,045
WiseTech Global Ltd.
1,563 130,434
Woodside Energy Group Ltd.
17,497 279,375
Woolworths Group Ltd.
11,092 218,077
(Cost $10,906,659)
12,080,148
Austria — 0.0%
Erste Group Bank AG
3,129 171,522
OMV AG
1,635 65,484
Verbund AG
516 41,147
(Cost $234,578)
278,153
Belgium — 0.2%
Ageas SA/NV
1,351 68,150
Anheuser-Busch InBev SA/NV
8,407 452,320
D'ieteren Group
265 56,482
Elia Group SA/NV
273 25,562
Groupe Bruxelles Lambert NV
771 53,298
KBC Group NV
2,312 166,638
Lotus Bakeries NV
4 48,078
Sofina SA
121 28,065
Syensqo SA
719 53,356
UCB SA
1,247 244,121
Warehouses De Pauw CVA REIT
1,429 31,575
(Cost $1,231,564)
1,227,645
Bermuda — 0.1%
Arch Capital Group Ltd.
3,455 347,988
Everest Group Ltd.
381 147,660
(Cost $261,930)
495,648
Canada — 3.3%
Agnico Eagle Mines Ltd.
4,549 383,570
Air Canada *
1,341 23,906
Alimentation Couche-Tard, Inc.
6,998 409,389
AltaGas Ltd.
3,310 80,945
ARC Resources Ltd.
6,307 116,262
Bank of Montreal
6,949 662,566
Bank of Nova Scotia
11,666 665,307
Barrick Gold Corp.
16,781 293,876
BCE, Inc.
673 18,217
Brookfield Asset Management
Ltd., Class A
3,263 187,160
Brookfield Corp.
12,961 796,461
CAE, Inc. *
2,583 60,712
Cameco Corp.
3,773 225,952
Canadian Apartment Properties
REIT
751 24,593
Canadian Imperial Bank of
Commerce
8,516 552,751
Canadian National Railway Co.
5,160 576,163
Canadian Natural Resources Ltd.
19,778 671,250
Canadian Pacific Kansas City
Ltd.
8,973 686,425

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Canadian Tire Corp. Ltd., Class A
561 61,852
Canadian Utilities Ltd., Class A
1,186 30,443
CCL Industries, Inc., Class B
1,361 75,440
Cenovus Energy, Inc.
12,760 202,133
CGI, Inc.
2,026 229,319
Constellation Software, Inc.
185 625,518
Descartes Systems Group, Inc. *
758 89,380
Dollarama, Inc.
2,458 256,026
Element Fleet Management
Corp.
3,317 70,360
Emera, Inc.
2,481 94,658
Empire Co. Ltd., Class A
1,231 36,908
Enbridge, Inc.
20,377 881,502
Fairfax Financial Holdings Ltd.
199 282,308
First Quantum Minerals Ltd. *
5,349 73,082
FirstService Corp.
380 74,125
Fortis, Inc.
4,643 207,553
Franco-Nevada Corp.
1,774 217,216
George Weston Ltd.
501 80,527
GFL Environmental, Inc.
2,508 118,956
Gildan Activewear, Inc.
1,258 62,534
Great-West Lifeco, Inc.
2,236 80,503
Hydro One Ltd., 144A
3,195 104,488
iA Financial Corp., Inc.
945 90,326
IGM Financial, Inc.
1,063 35,918
Imperial Oil Ltd.
1,648 122,045
Intact Financial Corp.
1,603 305,304
Ivanhoe Mines Ltd., Class A *
5,542 74,611
Keyera Corp.
1,876 61,861
Kinross Gold Corp.
12,351 120,939
Loblaw Cos. Ltd.
1,497 194,268
Lululemon Athletica, Inc. *
1,059 339,579
Lundin Mining Corp.
5,557 54,532
Magna International, Inc.
2,494 113,340
Manulife Financial Corp.
16,009 515,320
MEG Energy Corp.
2,397 43,141
Metro, Inc.
1,969 128,295
National Bank of Canada
3,105 307,606
Nutrien Ltd.
4,723 220,608
Onex Corp.
634 51,570
Open Text Corp.
2,224 67,729
Pan American Silver Corp.
3,459 76,732
Parkland Corp.
1,610 41,568
Pembina Pipeline Corp.
5,388 221,962
Power Corp. of Canada
5,414 182,355
Quebecor, Inc., Class B
1,379 32,561
Restaurant Brands International,
Inc.
2,640 183,856
Rogers Communications, Inc.,
Class B
3,559 127,094
Royal Bank of Canada
13,203 1,661,137
Saputo, Inc.
2,127 39,649
Number
of Shares Value $
Shopify, Inc., Class A *
11,125 1,285,912
Stantec, Inc.
1,013 87,738
Sun Life Financial, Inc.
5,354 329,503
Suncor Energy, Inc.
11,620 462,343
TC Energy Corp.
9,230 449,980
Teck Resources Ltd., Class B
4,483 209,302
TELUS Corp.
4,339 67,557
TFI International, Inc.
738 112,359
Thomson Reuters Corp.
1,450 236,573
TMX Group Ltd.
2,785 88,056
Toromont Industries Ltd.
777 63,818
Toronto-Dominion Bank
16,237 918,800
Tourmaline Oil Corp.
2,895 136,629
Waste Connections, Inc.
2,337 449,802
West Fraser Timber Co. Ltd.
375 36,832
Wheaton Precious Metals Corp.
4,108 255,608
WSP Global, Inc.
1,193 212,135
(Cost $17,350,334)
21,207,189
Chile — 0.0%
Antofagasta PLC
(Cost $72,462)
3,628 78,509
China — 0.0%
Yangzijiang Shipbuilding
Holdings Ltd.
(Cost $46,502)
23,800 42,784
Denmark — 0.8%
A.P. Moller — Maersk A/S, Class
A
16 26,217
A.P. Moller — Maersk A/S, Class
B
55 93,276
Carlsberg AS, Class B
865 89,036
Coloplast A/S, Class B
1,089 137,170
Danske Bank A/S
6,933 199,025
Demant A/S *
790 30,119
DSV A/S
1,913 408,284
Genmab A/S *
566 122,322
Novo Nordisk A/S, Class B
29,655 3,180,531
Novonesis (Novozymes) B, Class
B
3,489 204,419
Orsted AS, 144A *
1,782 98,879
Pandora A/S
774 124,579
ROCKWOOL A/S, Class B
134 48,848
Tryg A/S
3,327 76,614
Vestas Wind Systems A/S *
9,387 145,837
Zealand Pharma A/S *
597 61,721
(Cost $3,525,010)
5,046,877
Finland — 0.2%
Elisa OYJ
1,089 49,321
Fortum OYJ
4,329 65,224
Kesko OYJ, Class B
2,095 41,633
Kone OYJ, Class B
3,105 160,892

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Metso Corp.
6,477 56,958
Neste OYJ
3,880 59,032
Nokia OYJ
51,482 216,386
Nordea Bank Abp
28,585 323,200
Orion OYJ, Class B
1,072 50,634
Sampo OYJ, Class A
4,703 201,375
Stora Enso OYJ, Class R
6,636 64,426
UPM-Kymmene OYJ
5,144 135,284
Wartsila OYJ Abp
4,383 79,648
(Cost $1,939,122)
1,504,013
France — 2.6%
Accor SA
1,769 81,613
Aeroports de Paris SA
283 32,730
Air Liquide SA
5,505 914,486
Airbus SE
5,646 879,946
Alstom SA *
3,726 83,785
Amundi SA, 144A
847 55,152
Arkema SA
563 44,598
AXA SA
15,512 540,337
BioMerieux
461 48,131
BNP Paribas SA
9,576 572,867
Bollore SE
8,698 53,605
Bouygues SA
1,517 45,120
Bureau Veritas SA
3,004 91,377
Capgemini SE
1,482 237,767
Carrefour SA
4,864 73,978
Cie de Saint-Gobain SA
4,123 375,986
Cie Generale des Etablissements
Michelin SCA
6,644 215,785
Covivio SA REIT
664 36,469
Credit Agricole SA
10,525 140,846
Danone SA
6,068 414,408
Dassault Aviation SA
202 40,196
Dassault Systemes SE
6,048 208,565
Edenred SE
2,253 74,482
Eiffage SA
766 69,093
Engie SA
16,495 262,811
EssilorLuxottica SA
2,756 668,922
Eurazeo SE
410 30,118
Gecina SA REIT
474 47,736
Getlink SE
3,053 49,868
Hermes International SCA
292 636,868
Ipsen SA
301 34,780
Kering SA
696 162,277
Klepierre SA REIT
1,610 48,668
La Francaise des Jeux SAEM,
144A
757 29,903
Legrand SA
2,379 238,405
L'Oreal SA
2,239 777,202
LVMH Moet Hennessy Louis
Vuitton SE
2,571 1,608,929
Orange SA
18,769 199,923
Number
of Shares Value $
Pernod Ricard SA
1,886 210,952
Publicis Groupe SA
2,107 228,550
Renault SA
1,745 74,700
Rexel SA
1,865 48,142
Safran SA
3,387 788,806
Sanofi SA
10,297 1,001,543
Sartorius Stedim Biotech
280 53,336
Schneider Electric SE
5,170 1,329,645
SEB SA
129 12,235
Societe Generale SA
7,188 190,520
Sodexo SA
885 73,470
Teleperformance SE
562 52,841
Thales SA
935 139,738
TotalEnergies SE
19,910 1,155,961
Unibail-Rodamco-Westfield
REIT *
1,481 121,322
Veolia Environnement SA
6,380 185,782
Vinci SA
4,830 509,431
Vivendi SE
6,505 59,705
(Cost $14,825,587)
16,364,411
Germany — 2.2%
adidas AG
1,539 362,647
Allianz SE
3,664 1,130,790
BASF SE
8,420 377,250
Bayer AG
9,101 186,367
Bayerische Motoren Werke AG
2,447 180,968
Bechtle AG
659 21,647
Beiersdorf AG
880 113,998
Brenntag SE
1,234 79,504
Carl Zeiss Meditec AG
378 22,577
Commerzbank AG
9,757 149,685
Continental AG
970 63,561
Covestro AG, 144A *
1,779 108,455
CTS Eventim AG & Co. KGaA
692 61,066
Daimler Truck Holding AG
4,738 179,153
Delivery Hero SE, 144A *
1,372 56,138
Deutsche Bank AG (b)
18,534 314,659
Deutsche Boerse AG
1,732 405,199
Deutsche Lufthansa AG
5,146 34,438
Deutsche Post AG
9,223 338,706
Deutsche Telekom AG
32,604 1,042,733
E.ON SE
21,582 277,756
Evonik Industries AG
1,931 35,416
Fresenius Medical Care AG
1,790 78,649
Fresenius SE & Co. KGaA *
3,693 129,771
GEA Group AG
1,432 71,571
Hannover Rueck SE
507 132,320
Heidelberg Materials AG
1,356 171,006
Henkel AG & Co. KGaA
992 75,281
Infineon Technologies AG
12,130 394,793
Knorr-Bremse AG
554 42,218

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
LEG Immobilien SE
601 55,695
Mercedes-Benz Group AG
6,426 359,447
Merck KGaA
1,175 175,731
MTU Aero Engines AG
550 187,169
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
1,250 652,600
Nemetschek SE
496 51,445
Puma SE
993 46,462
Rational AG
34 31,781
Rheinmetall AG
410 269,525
RWE AG
5,940 199,947
SAP SE
9,769 2,320,523
Scout24 SE, 144A
493 44,286
Siemens AG
7,031 1,360,173
Siemens Energy AG *
5,929 319,498
Siemens Healthineers AG, 144A
2,585 140,118
Symrise AG
1,247 137,635
Talanx AG
693 58,702
Vonovia SE
7,117 236,033
Zalando SE, 144A *
1,883 58,511
(Cost $11,926,522)
13,343,603
Hong Kong — 0.5%
AIA Group Ltd.
104,199 778,659
BOC Hong Kong Holdings Ltd.
31,225 95,903
CK Asset Holdings Ltd.
18,596 75,994
CK Hutchison Holdings Ltd.
24,031 125,072
CK Infrastructure Holdings Ltd.
5,757 39,655
CLP Holdings Ltd.
14,747 123,752
Futu Holdings Ltd., ADR *
569 49,634
Galaxy Entertainment Group Ltd.
18,443 81,887
Hang Seng Bank Ltd.
6,213 73,815
Henderson Land Development
Co. Ltd.
15,433 48,392
HKT Trust & HKT Ltd. (a)
28,261 35,119
Hong Kong & China Gas Co. Ltd.
89,362 67,755
Hong Kong Exchanges &
Clearing Ltd.
11,198 417,035
Hongkong Land Holdings Ltd.
12,240 55,692
Jardine Matheson Holdings Ltd.
1,672 73,000
Link REIT
20,475 89,067
MTR Corp. Ltd.
15,343 53,729
Power Assets Holdings Ltd.
12,765 83,661
Prudential PLC
25,121 204,927
Sino Land Co. Ltd.
35,334 34,600
SITC International Holdings Co.
Ltd.
13,497 35,123
Sun Hung Kai Properties Ltd.
12,971 128,767
Swire Pacific Ltd., Class A
2,887 23,763
Techtronic Industries Co. Ltd.
12,799 180,269
WH Group Ltd., 144A
96,062 76,168
Wharf Holdings Ltd.
9,153 25,113
Number
of Shares Value $
Wharf Real Estate Investment
Co. Ltd.
12,375 33,158
(Cost $4,280,751)
3,109,709
Ireland — 1.0%
Accenture PLC, Class A
5,858 2,122,763
AerCap Holdings NV
1,846 183,419
AIB Group PLC
14,475 78,736
Allegion PLC
838 118,024
Aptiv PLC *
2,519 139,880
Bank of Ireland Group PLC
9,423 82,487
DCC PLC
997 72,549
Experian PLC
8,156 388,855
James Hardie Industries PLC
CDI *
3,791 138,819
Kerry Group PLC, Class A
1,613 155,799
Kingspan Group PLC
1,440 108,290
Medtronic PLC
11,704 1,012,864
Smurfit WestRock PLC
2,397 131,883
Smurfit WestRock PLC
1,882 103,435
TE Connectivity PLC
2,908 439,457
Trane Technologies PLC
2,108 877,392
(Cost $5,283,225)
6,154,652
Israel — 0.2%
Azrieli Group Ltd.
468 37,459
Bank Hapoalim BM
11,609 133,056
Bank Leumi Le-Israel BM
12,753 144,871
Check Point Software
Technologies Ltd. *
898 163,436
CyberArk Software Ltd. *
403 130,374
Elbit Systems Ltd.
273 66,229
Global-e Online Ltd. *
842 44,020
ICL Group Ltd.
6,672 30,097
Israel Discount Bank Ltd., Class
A
10,850 71,206
Mizrahi Tefahot Bank Ltd.
1,496 64,479
Monday.com Ltd. *
360 102,730
Nice Ltd. *
627 112,719
Teva Pharmaceutical Industries
Ltd., ADR *
10,610 178,036
Wix.com Ltd. *
551 123,281
(Cost $1,082,801)
1,401,993
Italy — 0.6%
Amplifon SpA
1,089 27,639
Banco BPM SpA
10,988 83,606
BPER Banca SPA
8,620 52,605
Davide Campari-Milano NV
5,848 35,071
DiaSorin SpA
193 21,567
Enel SpA
74,607 536,628
Eni SpA
20,766 294,035
Ferrari NV
1,185 515,283
FinecoBank Banca Fineco SpA
5,764 92,476
Generali
7,930 226,813

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Infrastrutture Wireless Italiane
SpA, 144A
2,494 25,683
Intesa Sanpaolo SpA
131,325 503,085
Leonardo SpA
3,245 87,295
Mediobanca Banca di Credito
Finanziario SpA
4,906 71,534
Moncler SpA
1,874 91,741
Nexi SpA, 144A *
5,893 34,880
Poste Italiane SpA, 144A
3,355 47,076
Prysmian SpA
2,584 170,358
Recordati Industria Chimica e
Farmaceutica SpA
1,157 62,995
Snam SpA
18,449 85,972
Telecom Italia SpA *
131,242 31,508
Terna - Rete Elettrica Nazionale
11,195 94,688
UniCredit SpA
13,485 518,227
Unipol Gruppo SpA
3,296 39,756
(Cost $2,826,665)
3,750,521
Luxembourg — 0.1%
ArcelorMittal SA
4,545 114,442
CVC Capital Partners PLC, 144A
*
1,373 33,600
Eurofins Scientific SE
1,257 62,121
Tenaris SA
4,301 82,496
(Cost $308,713)
292,659
Macau — 0.0%
Sands China Ltd. *
(Cost $88,408)
22,845 58,246
Netherlands — 1.2%
ABN AMRO Bank NV, 144A
4,303 66,877
Adyen NV, 144A *
209 304,276
Aegon Ltd.
9,404 60,608
Akzo Nobel NV
1,700 99,294
Argenx SE *
554 343,123
ASM International NV
470 253,866
ASML Holding NV
3,731 2,594,546
ASR Nederland NV
1,342 64,209
BE Semiconductor Industries NV
714 85,216
Euronext NV, 144A
811 90,540
EXOR NV
756 74,778
Ferrovial SE
4,653 191,764
Heineken Holding NV
1,214 76,934
Heineken NV
2,553 188,915
IMCD NV
575 86,300
ING Groep NV
30,666 474,765
JDE Peet's NV
647 12,895
Koninklijke Ahold Delhaize NV
8,751 301,778
Koninklijke KPN NV
32,615 126,459
Koninklijke Philips NV *
7,556 205,821
NN Group NV
2,972 138,023
NXP Semiconductors NV
2,332 534,891
Number
of Shares Value $
Prosus NV *
12,531 510,219
QIAGEN NV *
2,027 88,602
Randstad NV
1,255 55,155
Stellantis NV
17,618 233,272
Universal Music Group NV
7,550 181,894
Wolters Kluwer NV
2,326 388,039
(Cost $6,592,531)
7,833,059
New Zealand — 0.1%
Auckland International Airport
Ltd.
11,333 52,024
Fisher & Paykel Healthcare Corp.
Ltd.
4,840 108,941
Infratil Ltd.
9,408 71,514
Mercury NZ Ltd.
6,276 24,577
Meridian Energy Ltd.
11,799 43,344
Xero Ltd. *
1,339 151,648
(Cost $419,815)
452,048
Norway — 0.2%
Aker BP ASA
2,802 57,385
DNB Bank ASA
8,425 175,820
Equinor ASA
8,614 208,205
Gjensidige Forsikring ASA
1,622 28,817
Kongsberg Gruppen ASA
851 99,998
Mowi ASA
3,718 67,400
Norsk Hydro ASA
14,285 88,257
Orkla ASA
7,537 69,474
Salmar ASA
527 27,364
Telenor ASA
6,844 80,483
Yara International ASA
1,247 35,036
(Cost $1,036,136)
938,239
Poland — 0.0%
InPost SA *
(Cost $50,459)
2,814 49,278
Portugal — 0.0%
EDP SA
32,934 119,034
Galp Energia SGPS SA
3,474 57,002
Jeronimo Martins SGPS SA
3,037 59,149
(Cost $271,693)
235,185
Singapore — 0.4%
CapitaLand Ascendas REIT
25,179 49,207
CapitaLand Integrated
Commercial Trust REIT
64,956 94,964
CapitaLand Investment Ltd.
16,402 33,400
DBS Group Holdings Ltd.
19,037 602,499
Genting Singapore Ltd.
28,908 16,495
Grab Holdings Ltd., Class A *
18,995 94,975
Keppel Ltd.
15,500 77,809
Oversea-Chinese Banking Corp.
Ltd.
31,985 388,406
Sea Ltd., ADR *
3,315 377,247
Sembcorp Industries Ltd.
8,600 33,485

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Singapore Airlines Ltd.
14,250 67,070
Singapore Exchange Ltd.
9,131 86,634
Singapore Technologies
Engineering Ltd.
8,702 29,209
Singapore Telecommunications
Ltd.
77,900 180,129
United Overseas Bank Ltd.
12,001 325,481
Wilmar International Ltd.
20,400 46,867
(Cost $2,169,670)
2,503,877
Spain — 0.6%
Acciona SA
263 33,417
ACS Actividades de
Construccion y Servicios SA
1,001 46,477
Aena SME SA, 144A
645 139,520
Amadeus IT Group SA
4,469 313,513
Banco Bilbao Vizcaya Argentaria
SA
55,513 523,943
Banco de Sabadell SA
49,903 94,109
Banco Santander SA
137,564 635,739
CaixaBank SA
37,488 203,755
Cellnex Telecom SA, 144A *
5,393 193,553
EDP Renovaveis SA
2,589 30,298
Endesa SA
2,929 64,161
Grifols SA *
3,105 28,256
Iberdrola SA
57,111 813,726
Industria de Diseno Textil SA
9,936 547,598
Redeia Corp. SA
3,616 64,545
Repsol SA
12,112 151,274
Telefonica SA
38,363 173,665
(Cost $3,276,642)
4,057,549
Sweden — 0.9%
AddTech AB, Class B
2,428 66,710
Alfa Laval AB
3,012 128,079
Assa Abloy AB, Class B
9,053 277,671
Atlas Copco AB, Class A
24,731 394,447
Atlas Copco AB, Class B
14,476 204,303
Beijer Ref AB
2,833 44,627
Boliden AB
2,510 74,802
Epiroc AB, Class A
6,234 113,474
Epiroc AB, Class B
4,123 67,931
EQT AB
4,235 128,188
Essity AB, Class B
5,159 141,840
Evolution AB, 144A
1,608 140,199
Fastighets AB Balder, Class B *
7,158 55,015
Getinge AB, Class B
2,259 35,265
H & M Hennes & Mauritz AB,
Class B
6,568 90,981
Hexagon AB, Class B
20,886 177,779
Holmen AB, Class B
877 32,995
Industrivarden AB, Class A
1,323 43,402
Industrivarden AB, Class C
1,607 52,616
Indutrade AB
2,506 63,896
Number
of Shares Value $
Investment AB Latour, Class B
1,169 29,656
Investor AB, Class B
15,726 430,998
L E Lundbergforetagen AB,
Class B
568 27,519
Lifco AB, Class B
2,388 72,391
Nibe Industrier AB, Class B
14,208 60,143
Saab AB, Class B
2,975 65,078
Sagax AB, Class B
1,735 38,390
Sandvik AB
9,838 181,734
Securitas AB, Class B
5,830 73,657
Skandinaviska Enskilda Banken
AB, Class A
14,908 206,850
Skanska AB, Class B
2,489 51,860
SKF AB, Class B
2,927 56,160
Spotify Technology SA *
1,439 686,346
Svenska Cellulosa AB SCA,
Class B
5,302 68,807
Svenska Handelsbanken AB,
Class A
12,433 129,239
Swedbank AB, Class A
8,500 166,437
Swedish Orphan Biovitrum AB *
1,723 47,719
Tele2 AB, Class B
4,917 51,539
Telefonaktiebolaget LM Ericsson,
Class B
27,685 224,850
Telia Co. AB
22,816 66,763
Trelleborg AB, Class B
1,726 57,002
Volvo AB, Class A
2,497 62,432
Volvo AB, Class B
14,848 369,335
(Cost $5,723,115)
5,559,125
Switzerland — 2.7%
ABB Ltd.
14,835 846,656
Adecco Group AG
1,261 33,636
Alcon, Inc.
4,544 404,266
Avolta AG *
821 30,343
Bachem Holding AG
205 15,846
Baloise Holding AG
463 87,975
Banque Cantonale Vaudoise
280 27,793
Barry Callebaut AG
38 57,971
BKW AG
222 38,151
Chocoladefabriken Lindt &
Spruengli AG
1 113,507
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
8 92,440
Chubb Ltd.
3,532 1,019,794
Cie Financiere Richemont SA,
Class A
5,099 710,156
Clariant AG *
1,418 17,077
Coca-Cola HBC AG *
2,241 79,870
DSM-Firmenich AG
1,847 202,786
EMS-Chemie Holding AG
75 53,334
Galderma Group AG *
447 45,791
Garmin Ltd.
1,410 299,766

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Geberit AG
348 209,511
Givaudan SA
89 392,065
Glencore PLC *
97,267 469,737
Helvetia Holding AG
271 47,494
Holcim AG *
4,736 482,416
Julius Baer Group Ltd.
1,804 119,379
Kuehne + Nagel International AG
478 114,264
Logitech International SA
1,429 115,975
Lonza Group AG
692 413,472
Nestle SA
24,008 2,084,145
Novartis AG
18,292 1,936,544
Partners Group Holding AG
221 321,090
Roche Holding AG
6,602 1,914,655
Roche Holding AG
281 86,373
Sandoz Group AG
3,768 171,677
Schindler Holding AG
250 70,800
Schindler Holding AG
Participation Certificates
410 118,393
SGS SA
1,551 154,009
SIG Group AG *
2,752 54,415
Sika AG
1,478 382,670
Sonova Holding AG
471 160,814
STMicroelectronics NV
6,166 158,059
Straumann Holding AG
986 128,314
Swatch Group AG — Bearer
281 51,017
Swiss Life Holding AG
264 216,294
Swiss Prime Site AG
634 70,057
Swiss Re AG
2,839 419,405
Swisscom AG
195 112,551
Temenos AG
557 36,575
UBS Group AG
30,185 975,788
VAT Group AG, 144A
281 112,081
Zurich Insurance Group AG
1,326 840,753
(Cost $15,964,688)
17,117,950
United Kingdom — 3.5%
3i Group PLC
9,478 446,824
Admiral Group PLC
2,604 84,831
Amcor PLC
12,745 135,607
Anglo American PLC
11,545 369,865
Ashtead Group PLC
3,940 315,000
Associated British Foods PLC
2,881 80,489
AstraZeneca PLC
14,368 1,938,012
Auto Trader Group PLC, 144A
9,283 98,995
Aviva PLC
25,407 156,204
BAE Systems PLC
28,768 448,660
Barclays PLC
135,086 452,948
Barratt Redrow PLC
12,857 69,894
Berkeley Group Holdings PLC
1,050 55,359
BP PLC
145,792 712,791
British American Tobacco PLC
18,460 701,092
BT Group PLC
63,510 128,594
Number
of Shares Value $
Bunzl PLC
3,089 139,697
Centrica PLC
56,426 91,372
CNH Industrial NV
8,829 110,892
Coca-Cola Europacific Partners
PLC
1,795 139,256
Compass Group PLC
15,930 544,869
Croda International PLC
1,270 55,691
Diageo PLC
20,639 617,137
Endeavour Mining PLC
2,360 46,315
Entain PLC
5,820 59,594
GSK PLC
38,185 647,943
Haleon PLC
72,659 345,678
Halma PLC
3,198 110,075
Hargreaves Lansdown PLC
3,049 42,378
Hikma Pharmaceuticals PLC
1,774 43,383
HSBC Holdings PLC
168,427 1,568,559
Imperial Brands PLC
7,248 236,671
Informa PLC
11,702 127,409
InterContinental Hotels Group
PLC
1,434 178,623
Intertek Group PLC
1,498 89,794
J Sainsbury PLC
16,447 54,604
JD Sports Fashion PLC
28,885 37,375
Kingfisher PLC
15,738 49,509
Land Securities Group PLC REIT
6,395 49,014
Legal & General Group PLC
52,266 147,016
Lloyds Banking Group PLC
555,691 374,769
London Stock Exchange Group
PLC
4,367 625,562
M&G PLC
25,572 64,422
Marks & Spencer Group PLC
17,363 84,459
Melrose Industries PLC
12,448 90,882
Mondi PLC
4,515 68,320
National Grid PLC
44,815 565,406
NatWest Group PLC
63,522 325,139
Next PLC
1,026 131,453
Pearson PLC
4,643 72,765
Pentair PLC
1,600 174,384
Persimmon PLC
2,926 46,786
Phoenix Group Holdings PLC
6,876 44,922
Reckitt Benckiser Group PLC
6,626 409,308
RELX PLC
17,651 831,229
Rentokil Initial PLC
22,880 114,524
Rio Tinto PLC
10,249 643,078
Rolls-Royce Holdings PLC *
78,966 560,666
Sage Group PLC
10,103 168,480
Schroders PLC
9,252 37,067
Segro PLC REIT
11,531 114,321
Severn Trent PLC
2,492 85,426
Shell PLC
56,972 1,833,168
Smith & Nephew PLC
8,056 102,089
Smiths Group PLC
2,986 67,216

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Spirax Group PLC
590 53,769
SSE PLC
9,762 219,808
Standard Chartered PLC
19,183 237,096
Taylor Wimpey PLC
29,393 48,942
Tesco PLC
63,561 296,012
Unilever PLC
23,436 1,400,350
United Utilities Group PLC
7,279 103,576
Vodafone Group PLC
202,508 182,444
Whitbread PLC
1,870 67,741
Willis Towers Watson PLC
943 303,646
Wise PLC, Class A *
6,183 69,316
WPP PLC
11,163 121,910
(Cost $19,328,655)
22,468,470
United States — 76.1%
3M Co.
5,032 671,923
A O Smith Corp.
1,198 89,239
Abbott Laboratories
16,121 1,914,691
AbbVie, Inc.
16,533 3,024,382
Adobe, Inc. *
4,090 2,110,154
Advanced Micro Devices, Inc. *
15,022 2,060,643
AECOM
1,157 135,334
AES Corp.
6,233 81,278
Aflac, Inc.
4,886 557,004
Agilent Technologies, Inc.
2,717 374,864
Air Products and Chemicals, Inc.
2,059 688,385
Airbnb, Inc., Class A *
3,997 544,032
Akamai Technologies, Inc. *
1,497 140,748
Albemarle Corp.
1,045 112,546
Albertsons Cos., Inc., Class A
3,250 64,512
Alexandria Real Estate Equities,
Inc. REIT
1,417 156,196
Align Technology, Inc. *
654 152,232
Alliant Energy Corp.
2,386 150,795
Allstate Corp.
2,484 515,157
Ally Financial, Inc.
2,929 117,101
Alnylam Pharmaceuticals, Inc. *
1,184 299,635
Alphabet, Inc., Class A
54,647 9,232,611
Alphabet, Inc., Class C
46,573 7,940,231
Altria Group, Inc.
15,697 906,345
Amazon.com, Inc. *
87,851 18,263,344
Ameren Corp.
2,469 233,049
American Electric Power Co.,
Inc.
4,895 488,815
American Express Co.
5,300 1,614,804
American Financial Group, Inc.
654 96,046
American Homes 4 Rent, Class
A REIT
2,829 108,322
American International Group,
Inc.
6,151 472,889
American Tower Corp. REIT
4,364 912,076
American Water Works Co., Inc.
1,833 251,011
Ameriprise Financial, Inc.
921 528,626
Number
of Shares Value $
AMETEK, Inc.
2,094 407,032
Amgen, Inc.
5,068 1,433,585
Amphenol Corp., Class A
11,222 815,278
Analog Devices, Inc.
4,654 1,014,805
Annaly Capital Management,
Inc. REIT
4,467 89,027
ANSYS, Inc. *
828 290,711
Aon PLC, Class A
1,846 722,783
APA Corp.
3,191 72,276
Apollo Global Management, Inc.
3,652 639,210
Apple, Inc.
141,363 33,549,681
Applied Materials, Inc.
7,681 1,341,948
AppLovin Corp., Class A *
1,910 643,192
Archer-Daniels-Midland Co.
4,331 236,473
Ares Management Corp., Class
A
1,800 318,114
Arista Networks, Inc. *
2,477 1,005,216
Arthur J Gallagher & Co.
1,988 620,733
Aspen Technology, Inc. *
273 68,250
Assurant, Inc.
555 126,040
AT&T, Inc.
66,805 1,547,204
Atmos Energy Corp.
1,378 208,519
Autodesk, Inc. *
2,015 588,178
Automatic Data Processing, Inc.
3,765 1,155,591
AutoZone, Inc. *
154 488,109
AvalonBay Communities, Inc.
REIT
1,263 297,247
Avantor, Inc. *
5,590 117,725
Avery Dennison Corp.
765 157,552
Axon Enterprise, Inc. *
655 423,759
Baker Hughes Co.
9,463 415,899
Ball Corp.
2,921 181,569
Bank of America Corp.
64,928 3,084,729
Bank of New York Mellon Corp.
7,129 583,651
Baxter International, Inc.
4,494 151,493
Becton Dickinson & Co.
2,782 617,326
Bentley Systems, Inc., Class B
1,202 59,499
Berkshire Hathaway, Inc., Class
B *
12,370 5,974,957
Best Buy Co., Inc.
2,042 183,780
Biogen, Inc. *
1,343 215,726
BioMarin Pharmaceutical, Inc. *
1,658 109,478
Bio-Rad Laboratories, Inc., Class
A *
238 81,046
Bio-Techne Corp.
1,458 109,875
Blackrock, Inc.
1,393 1,424,760
Blackstone, Inc.
6,605 1,262,149
Block, Inc. *
4,956 438,854
Boeing Co. *
6,812 1,058,857
Booking Holdings, Inc.
312 1,623,018
Booz Allen Hamilton Holding
Corp.
1,098 162,702
Boston Scientific Corp. *
13,729 1,244,671

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Bristol-Myers Squibb Co.
18,811 1,113,987
Broadcom, Inc.
41,312 6,695,849
Broadridge Financial Solutions,
Inc.
1,075 253,721
Brookfield Renewable Corp.,
Class A
1,174 37,413
Brown & Brown, Inc.
2,368 267,821
Brown-Forman Corp., Class B
1,667 70,147
Builders FirstSource, Inc. *
1,089 203,066
Bunge Global SA
1,353 121,418
Burlington Stores, Inc. *
555 156,443
BXP, Inc. REIT
1,260 103,307
C.H. Robinson Worldwide, Inc.
1,165 123,001
Cadence Design Systems, Inc. *
2,501 767,332
Camden Property Trust REIT
893 112,339
Capital One Financial Corp.
3,552 682,020
Cardinal Health, Inc.
2,269 277,363
Carlisle Cos., Inc.
451 205,972
Carlyle Group, Inc.
1,733 92,248
CarMax, Inc. *
1,357 113,947
Carnival Corp. *
9,276 235,889
Carrier Global Corp.
7,802 603,641
Carvana Co. *
1,067 277,868
Catalent, Inc. *
1,511 92,337
Caterpillar, Inc.
4,458 1,810,438
Cboe Global Markets, Inc.
893 192,754
CBRE Group, Inc., Class A *
2,779 389,032
CDW Corp.
1,214 213,579
Celanese Corp.
1,050 76,870
Cencora, Inc.
1,678 422,101
Centene Corp. *
5,096 305,760
CenterPoint Energy, Inc.
5,776 188,413
CF Industries Holdings, Inc.
1,863 167,037
Charles River Laboratories
International, Inc. *
479 95,350
Charles Schwab Corp.
14,888 1,232,131
Charter Communications, Inc.,
Class A *
884 350,917
Cheniere Energy, Inc.
2,086 467,285
Chevron Corp.
16,274 2,635,249
Chipotle Mexican Grill, Inc. *
12,651 778,290
Church & Dwight Co., Inc.
2,182 240,304
Cigna Group
2,582 872,200
Cincinnati Financial Corp.
1,421 227,118
Cintas Corp.
3,398 767,234
Cisco Systems, Inc.
37,453 2,217,592
Citigroup, Inc.
17,653 1,251,068
Citizens Financial Group, Inc.
4,493 216,293
Clorox Co.
1,109 185,392
Cloudflare, Inc., Class A *
2,827 282,219
CME Group, Inc.
3,329 792,302
CMS Energy Corp.
2,909 202,786
Number
of Shares Value $
Coca-Cola Co.
38,155 2,444,972
Cognizant Technology Solutions
Corp., Class A
4,644 373,796
Coinbase Global, Inc., Class A *
1,745 516,869
Colgate-Palmolive Co.
7,019 678,246
Comcast Corp., Class A
35,786 1,545,597
Conagra Brands, Inc.
4,549 125,325
ConocoPhillips
12,201 1,321,856
Consolidated Edison, Inc.
3,266 328,527
Constellation Brands, Inc., Class
A
1,568 377,810
Constellation Energy Corp.
2,970 761,983
Cooper Cos., Inc. *
1,803 188,341
Copart, Inc. *
8,187 518,974
Corebridge Financial, Inc.
2,295 74,289
Corning, Inc.
7,470 363,565
Corpay, Inc. *
616 234,807
Corteva, Inc.
6,635 412,962
CoStar Group, Inc. *
3,765 306,245
Costco Wholesale Corp.
4,131 4,014,836
Coterra Energy, Inc.
7,456 199,224
CRH PLC
6,446 660,535
Crowdstrike Holdings, Inc., Class
A *
2,108 729,305
Crown Castle, Inc. REIT
4,155 441,469
Crown Holdings, Inc.
1,204 110,876
CSX Corp.
18,074 660,605
Cummins, Inc.
1,291 484,177
CVS Health Corp.
11,850 709,222
D.R. Horton, Inc.
2,742 462,795
Danaher Corp.
5,971 1,431,189
Darden Restaurants, Inc.
1,164 205,178
Datadog, Inc., Class A *
2,615 399,441
DaVita, Inc. *
385 63,975
Dayforce, Inc. *
1,536 122,865
Deckers Outdoor Corp. *
1,398 273,952
Deere & Co.
2,454 1,143,319
Dell Technologies, Inc., Class C
2,955 377,028
Delta Air Lines, Inc.
1,170 74,669
Devon Energy Corp.
6,177 234,417
Dexcom, Inc. *
3,528 275,149
Diamondback Energy, Inc.
1,782 316,465
Dick's Sporting Goods, Inc.
536 111,081
Digital Realty Trust, Inc. REIT
3,069 600,573
Discover Financial Services
2,384 434,913
DocuSign, Inc. *
1,791 142,725
Dollar General Corp.
2,094 161,803
Dollar Tree, Inc. *
2,044 145,676
Dominion Energy, Inc.
7,739 454,666
Domino's Pizza, Inc.
323 153,809
DoorDash, Inc., Class A *
2,850 514,368
Dover Corp.
1,334 274,671

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Dow, Inc.
6,635 293,333
DraftKings, Inc., Class A *
3,838 167,529
DTE Energy Co.
1,864 234,454
Duke Energy Corp.
7,218 844,867
DuPont de Nemours, Inc.
3,938 329,177
Dynatrace, Inc. *
2,704 151,938
Eastman Chemical Co.
969 101,474
Eaton Corp. PLC
3,669 1,377,416
eBay, Inc.
4,888 309,362
Ecolab, Inc.
2,390 594,560
Edison International
3,539 310,547
Edwards Lifesciences Corp. *
5,729 408,764
Electronic Arts, Inc.
2,377 389,044
Elevance Health, Inc.
2,167 881,882
Eli Lilly & Co.
7,506 5,969,897
EMCOR Group, Inc.
410 209,149
Emerson Electric Co.
5,411 717,499
Enphase Energy, Inc. *
1,244 88,759
Entegris, Inc.
1,439 152,002
Entergy Corp.
2,027 316,557
EOG Resources, Inc.
5,327 709,876
EPAM Systems, Inc. *
525 128,058
EQT Corp.
5,253 238,696
Equifax, Inc.
1,126 294,517
Equinix, Inc. REIT
865 848,980
Equitable Holdings, Inc.
2,963 142,905
Equity LifeStyle Properties, Inc.
REIT
1,776 126,682
Equity Residential REIT
3,442 263,864
Erie Indemnity Co., Class A
270 118,951
Essential Utilities, Inc.
2,197 87,946
Essex Property Trust, Inc. REIT
619 192,175
Estee Lauder Cos., Inc., Class A
2,102 151,596
Evergy, Inc.
2,085 134,754
Eversource Energy
3,673 236,872
Exact Sciences Corp. *
1,610 99,949
Exelon Corp.
9,170 362,765
Expand Energy Corp.
1,909 188,915
Expedia Group, Inc. *
1,254 231,513
Expeditors International of
Washington, Inc.
1,310 159,348
Extra Space Storage, Inc. REIT
1,905 325,679
Exxon Mobil Corp.
41,295 4,871,158
F5, Inc. *
552 138,193
FactSet Research Systems, Inc.
358 175,660
Fair Isaac Corp. *
227 539,132
Fastenal Co.
5,224 436,517
FedEx Corp.
2,193 663,755
Ferguson Enterprises, Inc.
1,913 413,074
Fidelity National Financial, Inc.
2,270 143,895
Fidelity National Information
Services, Inc.
5,203 443,816
Number
of Shares Value $
Fifth Third Bancorp
6,272 301,432
First Citizens BancShares, Inc.,
Class A
85 195,075
First Solar, Inc. *
885 176,354
FirstEnergy Corp.
5,413 230,323
Fiserv, Inc. *
5,390 1,190,974
Flutter Entertainment PLC *
1,472 404,320
Flutter Entertainment PLC *
181 50,014
Ford Motor Co.
36,420 405,355
Fortinet, Inc. *
6,117 581,421
Fortive Corp.
3,230 256,236
Fortune Brands Innovations, Inc.
1,267 99,206
Fox Corp., Class A
2,486 117,140
Fox Corp., Class B
1,377 61,593
Franklin Resources, Inc.
2,919 66,436
Freeport-McMoRan, Inc.
13,724 606,601
Gaming and Leisure Properties,
Inc. REIT
2,719 140,328
Gartner, Inc. *
704 364,623
GE Aerospace
10,119 1,843,277
GE HealthCare Technologies,
Inc.
4,170 347,027
GE Vernova, Inc. *
2,530 845,324
Gen Digital, Inc.
4,941 152,430
General Dynamics Corp.
2,106 598,125
General Mills, Inc.
5,385 356,810
General Motors Co.
10,816 601,261
Genuine Parts Co.
1,360 172,353
Gilead Sciences, Inc.
11,467 1,061,615
Global Payments, Inc.
2,371 282,054
GoDaddy, Inc., Class A *
1,236 244,197
Goldman Sachs Group, Inc.
3,011 1,832,404
Graco, Inc.
1,474 134,252
Halliburton Co.
8,515 271,288
Hartford Financial Services
Group, Inc.
2,695 332,320
HCA Healthcare, Inc.
1,845 603,721
Healthpeak Properties, Inc. REIT
6,546 143,947
HEICO Corp.
381 104,154
HEICO Corp., Class A
721 152,225
Henry Schein, Inc. *
1,169 90,071
Hershey Co.
1,353 238,304
Hess Corp.
2,480 365,006
Hewlett Packard Enterprise Co.
11,864 251,754
HF Sinclair Corp.
1,487 60,863
Hilton Worldwide Holdings, Inc.
2,248 569,733
Hologic, Inc. *
2,106 167,427
Home Depot, Inc.
9,262 3,974,602
Honeywell International, Inc.
5,988 1,394,785
Hormel Foods Corp.
2,915 94,533
Host Hotels & Resorts, Inc. REIT
6,259 115,291
Howmet Aerospace, Inc.
3,692 437,059

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
HP, Inc.
8,525 302,041
Hubbell, Inc.
465 213,942
HubSpot, Inc. *
471 339,615
Humana, Inc.
1,147 339,948
Huntington Bancshares, Inc.
13,654 245,909
Huntington Ingalls Industries,
Inc.
325 64,324
Hyatt Hotels Corp., Class A
310 48,961
IDEX Corp.
740 170,666
IDEXX Laboratories, Inc. *
796 335,713
Illinois Tool Works, Inc.
2,829 785,104
Illumina, Inc. *
1,496 215,648
Incyte Corp. *
1,769 131,950
Ingersoll Rand, Inc.
3,712 386,679
Insulet Corp. *
644 171,806
Intel Corp.
39,445 948,652
Intercontinental Exchange, Inc.
5,217 839,728
International Business Machines
Corp.
8,653 1,967,779
International Flavors &
Fragrances, Inc.
2,341 213,874
International Paper Co.
2,919 171,725
Interpublic Group of Cos., Inc.
3,590 110,608
Intuit, Inc.
2,597 1,666,573
Intuitive Surgical, Inc. *
3,306 1,791,852
Invitation Homes, Inc. REIT
5,611 192,177
IQVIA Holdings, Inc. *
1,640 329,378
Iron Mountain, Inc. REIT
2,785 344,421
J M Smucker Co.
997 117,437
Jabil, Inc.
1,204 163,539
Jack Henry & Associates, Inc.
602 106,060
Jacobs Solutions, Inc.
1,072 151,399
JB Hunt Transport Services, Inc.
707 133,701
Johnson & Johnson
22,186 3,439,052
Johnson Controls International
PLC
6,263 525,215
JPMorgan Chase & Co.
26,465 6,608,840
Juniper Networks, Inc.
2,488 89,369
Kellanova
2,519 204,770
Kenvue, Inc.
17,815 428,985
Keurig Dr Pepper, Inc.
10,804 352,751
KeyCorp
9,440 183,891
Keysight Technologies, Inc. *
1,644 280,861
Kimberly-Clark Corp.
3,105 432,682
Kimco Realty Corp. REIT
6,176 157,920
Kinder Morgan, Inc.
19,037 538,176
KKR & Co., Inc.
5,778 941,063
KLA Corp.
1,231 796,494
Knight-Swift Transportation
Holdings, Inc.
1,358 80,611
Kraft Heinz Co.
7,947 254,066
Kroger Co.
6,577 401,723
L3Harris Technologies, Inc.
1,754 431,922
Number
of Shares Value $
Labcorp Holdings, Inc.
710 171,224
Lam Research Corp.
11,849 875,404
Lamb Weston Holdings, Inc.
1,262 97,477
Las Vegas Sands Corp.
3,723 197,542
Leidos Holdings, Inc.
1,316 217,666
Lennar Corp., Class A
2,281 397,784
Lennox International, Inc.
280 186,796
Liberty Media Corp.-Liberty
Formula One, Class C *
1,946 171,949
Linde PLC
4,372 2,015,448
Live Nation Entertainment, Inc. *
1,614 223,135
LKQ Corp.
2,191 86,084
Lockheed Martin Corp.
2,028 1,073,643
Loews Corp.
1,766 153,165
Lowe's Cos., Inc.
5,306 1,445,514
LPL Financial Holdings, Inc.
752 244,513
LyondellBasell Industries NV,
Class A
2,240 186,682
M&T Bank Corp.
1,517 333,725
Manhattan Associates, Inc. *
569 162,415
Marathon Petroleum Corp.
3,095 483,284
Markel Group, Inc. *
122 217,516
MarketAxess Holdings, Inc.
302 78,124
Marriott International, Inc.,
Class A
2,199 635,709
Marsh & McLennan Cos., Inc.
4,551 1,061,430
Martin Marietta Materials, Inc.
537 322,200
Marvell Technology, Inc.
7,864 728,914
Masco Corp.
2,008 161,764
Mastercard, Inc., Class A
7,669 4,087,117
Match Group, Inc. *
2,489 81,490
McCormick & Co., Inc.
2,343 183,715
McDonald's Corp.
6,720 1,989,187
McKesson Corp.
1,233 774,941
Merck & Co., Inc.
23,758 2,414,763
Meta Platforms, Inc., Class A
20,319 11,669,608
MetLife, Inc.
5,739 506,352
Mettler-Toledo International,
Inc. *
213 266,506
MGM Resorts International *
2,635 101,026
Microchip Technology, Inc.
5,068 345,486
Micron Technology, Inc.
10,500 1,028,475
Microsoft Corp.
65,650 27,800,149
MicroStrategy, Inc., Class A *
1,709 662,186
Mid-America Apartment
Communities, Inc. REIT
1,080 177,293
Moderna, Inc. *
2,975 128,104
Molina Healthcare, Inc. *
562 167,420
Molson Coors Beverage Co.,
Class B
1,688 104,757
Mondelez International, Inc.,
Class A
12,495 811,550
MongoDB, Inc. *
663 213,811

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Monolithic Power Systems, Inc.
492 279,279
Monster Beverage Corp. *
7,116 392,305
Moody's Corp.
1,547 773,469
Morgan Stanley
11,303 1,487,588
Mosaic Co.
3,071 81,259
Motorola Solutions, Inc.
1,564 781,531
MSCI, Inc.
765 466,367
Nasdaq, Inc.
3,995 331,545
NetApp, Inc.
2,039 250,063
Netflix, Inc. *
3,991 3,539,259
Neurocrine Biosciences, Inc. *
879 111,413
Newmont Corp.
10,486 439,783
News Corp., Class A
3,693 108,390
NextEra Energy, Inc.
19,062 1,499,608
NIKE, Inc., Class B
10,981 864,973
NiSource, Inc.
3,713 141,428
Nordson Corp.
554 144,588
Norfolk Southern Corp.
2,087 575,699
Northern Trust Corp.
1,921 213,538
Northrop Grumman Corp.
1,253 613,531
NRG Energy, Inc.
1,970 200,172
Nucor Corp.
2,330 360,428
Nutanix, Inc., Class A *
2,394 156,280
NVIDIA Corp.
228,112 31,536,484
NVR, Inc. *
25 230,890
Occidental Petroleum Corp.
6,177 312,433
Okta, Inc. *
1,396 108,274
Old Dominion Freight Line, Inc.
1,818 409,305
Omnicom Group, Inc.
1,860 194,965
ON Semiconductor Corp. *
4,145 294,792
ONEOK, Inc.
5,495 624,232
Oracle Corp.
15,478 2,860,954
O'Reilly Automotive, Inc. *
527 655,177
Otis Worldwide Corp.
3,414 351,574
Ovintiv, Inc.
2,227 101,150
Owens Corning
883 181,562
PACCAR, Inc.
4,967 581,139
Packaging Corp. of America
893 222,223
Palantir Technologies, Inc., Class
A *
18,918 1,269,019
Palo Alto Networks, Inc. *
3,040 1,178,973
Parker-Hannifin Corp.
1,204 846,292
Paychex, Inc.
3,010 440,273
Paycom Software, Inc.
486 112,713
PayPal Holdings, Inc. *
8,993 780,323
PepsiCo, Inc.
12,878 2,104,909
Pfizer, Inc.
52,523 1,376,628
PG&E Corp.
18,408 398,165
Philip Morris International, Inc.
14,551 1,936,156
Phillips 66
4,012 537,528
Pinterest, Inc., Class A *
6,111 185,286
Number
of Shares Value $
PNC Financial Services Group,
Inc.
3,770 809,494
Pool Corp.
329 124,063
PPG Industries, Inc.
2,107 262,048
PPL Corp.
6,724 234,869
Principal Financial Group, Inc.
2,166 188,637
Procter & Gamble Co.
21,723 3,894,065
Progressive Corp.
5,381 1,446,843
Prologis, Inc. REIT
8,697 1,015,636
Prudential Financial, Inc.
3,401 440,123
PTC, Inc. *
1,198 239,672
Public Service Enterprise Group,
Inc.
4,758 448,679
Public Storage REIT
1,497 521,031
PulteGroup, Inc.
1,988 268,917
Pure Storage, Inc., Class A *
2,902 153,777
Qorvo, Inc. *
954 65,874
QUALCOMM, Inc.
10,387 1,646,651
Quanta Services, Inc.
1,330 458,212
Quest Diagnostics, Inc.
972 158,106
Raymond James Financial, Inc.
1,786 302,334
RB Global, Inc.
1,634 161,445
Realty Income Corp. REIT
8,137 471,051
Regency Centers Corp. REIT
1,496 113,083
Regeneron Pharmaceuticals,
Inc. *
1,035 776,478
Regions Financial Corp.
8,560 233,346
Reliance, Inc.
493 158,371
Republic Services, Inc.
2,060 449,698
ResMed, Inc.
1,356 337,671
Revvity, Inc.
1,096 127,289
Rivian Automotive, Inc., Class
A * (c)
5,847 71,509
Robinhood Markets, Inc., Class
A *
5,113 191,942
ROBLOX Corp., Class A *
4,569 229,044
Rockwell Automation, Inc.
1,036 305,765
Roku, Inc. *
1,093 75,450
Rollins, Inc.
2,811 141,478
Roper Technologies, Inc.
973 551,146
Ross Stores, Inc.
3,061 474,057
Royal Caribbean Cruises Ltd.
2,302 561,826
Royalty Pharma PLC, Class A
3,984 106,213
RPM International, Inc.
1,170 162,373
RTX Corp.
12,347 1,504,235
S&P Global, Inc.
2,939 1,535,657
Salesforce, Inc.
8,889 2,933,281
Samsara, Inc., Class A *
1,723 92,163
SBA Communications Corp.
REIT
1,062 240,278
Schlumberger NV
13,212 580,535
Seagate Technology Holdings
PLC
1,768 179,151

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
SEI Investments Co.
1,095 90,480
Sempra
5,745 538,134
ServiceNow, Inc. *
1,926 2,021,221
Sherwin-Williams Co.
2,268 901,303
Simon Property Group, Inc. REIT
3,135 575,586
Skyworks Solutions, Inc.
1,497 131,122
Snap, Inc., Class A *
9,759 115,254
Snap-on, Inc.
468 173,015
Snowflake, Inc., Class A *
2,747 480,176
Solventum Corp. *
1,258 89,960
Southern Co.
10,145 904,224
Southwest Airlines Co.
1,360 44,010
SS&C Technologies Holdings,
Inc.
2,305 178,269
Stanley Black & Decker, Inc.
1,497 133,907
Starbucks Corp.
10,536 1,079,519
State Street Corp.
2,899 285,580
Steel Dynamics, Inc.
1,300 188,851
STERIS PLC
885 193,868
Stryker Corp.
3,193 1,252,135
Sun Communities, Inc. REIT
1,087 137,321
Super Micro Computer, Inc. *
4,746 154,909
Synchrony Financial
3,679 248,406
Synopsys, Inc. *
1,429 798,082
Sysco Corp.
4,598 354,552
T. Rowe Price Group, Inc.
2,045 253,253
Take-Two Interactive Software,
Inc. *
1,656 311,957
Targa Resources Corp.
2,007 410,030
Target Corp.
4,346 575,019
Teledyne Technologies, Inc. *
441 214,000
Teleflex, Inc.
456 87,940
Teradyne, Inc.
1,495 164,450
Tesla, Inc. *
26,749 9,232,685
Texas Instruments, Inc.
8,431 1,694,884
Texas Pacific Land Corp.
195 312,018
Textron, Inc.
1,958 167,664
The Campbell's Company
1,682 77,708
Thermo Fisher Scientific, Inc.
3,542 1,875,949
TJX Cos., Inc.
10,651 1,338,724
T-Mobile US, Inc.
4,855 1,198,894
Toast, Inc., Class A *
3,828 166,671
Toro Co.
913 79,504
Tractor Supply Co.
939 266,366
Trade Desk, Inc., Class A *
4,083 524,870
Tradeweb Markets, Inc., Class A
991 134,281
TransDigm Group, Inc.
524 656,556
TransUnion
1,885 191,328
Travelers Cos., Inc.
2,090 556,024
Trimble, Inc. *
2,388 174,252
Truist Financial Corp.
12,258 584,461
Twilio, Inc., Class A *
1,527 159,633
Number
of Shares Value $
Tyler Technologies, Inc. *
428 269,285
Tyson Foods, Inc., Class A
2,558 164,991
Uber Technologies, Inc. *
17,346 1,248,218
UDR, Inc. REIT
2,886 132,352
U-Haul Holding Co.
843 52,637
Ulta Beauty, Inc. *
445 172,055
Union Pacific Corp.
5,722 1,399,945
United Parcel Service, Inc.,
Class B
6,668 904,981
United Rentals, Inc.
601 520,466
United Therapeutics Corp. *
413 153,012
UnitedHealth Group, Inc.
8,620 5,259,924
Universal Health Services, Inc.,
Class B
546 111,930
US Bancorp
14,476 771,426
Valero Energy Corp.
2,922 406,392
Veeva Systems, Inc., Class A *
1,416 322,636
Ventas, Inc. REIT
3,649 233,791
Veralto Corp.
2,107 227,956
VeriSign, Inc. *
884 165,467
Verisk Analytics, Inc.
1,324 389,534
Verizon Communications, Inc.
38,848 1,722,520
Vertex Pharmaceuticals, Inc. *
2,408 1,127,257
Vertiv Holdings Co., Class A
3,228 411,893
Viatris, Inc.
10,961 143,479
VICI Properties, Inc. REIT
10,112 329,752
Visa, Inc., Class A
15,495 4,882,165
Vistra Corp.
3,210 513,086
Vulcan Materials Co.
1,279 368,518
W.R. Berkley Corp.
2,607 168,282
W.W. Grainger, Inc.
421 507,448
Walgreens Boots Alliance, Inc.
6,570 59,261
Walmart, Inc.
41,193 3,810,353
Walt Disney Co.
16,921 1,987,710
Warner Bros Discovery, Inc. *
21,421 224,492
Waste Management, Inc.
3,806 868,605
Waters Corp. *
566 217,752
Watsco, Inc.
339 186,992
WEC Energy Group, Inc.
2,856 288,599
Wells Fargo & Co.
31,669 2,412,228
Welltower, Inc. REIT
5,781 798,819
West Pharmaceutical Services,
Inc.
670 218,206
Western Digital Corp. *
3,081 224,882
Westinghouse Air Brake
Technologies Corp.
1,615 324,001
Westlake Corp.
309 39,676
Weyerhaeuser Co. REIT
6,841 220,691
Williams Cos., Inc.
11,199 655,365
Williams-Sonoma, Inc.
1,112 191,286
Workday, Inc., Class A *
1,913 478,231
WP Carey, Inc. REIT
2,140 122,108

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Number
of Shares Value $
Wynn Resorts Ltd.
997 94,097
Xcel Energy, Inc.
5,053 366,646
Xylem, Inc.
2,160 273,780
Yum! Brands, Inc.
2,582 358,743
Zebra Technologies Corp., Class
A *
438 178,266
Zillow Group, Inc., Class C *
1,266 107,243
Zimmer Biomet Holdings, Inc.
1,864 208,954
Zoetis, Inc.
4,252 745,163
Zoom Communications, Inc. *
2,404 198,787
Zscaler, Inc. *
882 182,212
(Cost $324,639,824)
483,604,049
Uruguay — 0.1%
MercadoLibre, Inc. *
(Cost $498,130)
429 851,638
TOTAL COMMON STOCKS
(Cost $456,162,191)
632,107,227
PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG
465 31,678
Dr Ing hc F Porsche AG, 144A
1,012 63,149
Henkel AG & Co. KGaA
1,596 136,137
Porsche Automobil Holding SE
1,429 52,252
Sartorius AG
259 59,580
Number
of Shares Value $
Volkswagen AG
1,894 161,476
(Cost $833,590)
504,272
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.* (d)
,
expires 8/22/28
(Cost $0)
214 0
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.53%
(e)(f)
(Cost $65,550)
65,550 65,550
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
4.59% (e)
(Cost $1,282,390)
1,282,390 1,282,390
TOTAL INVESTMENTS — 99.8%
(Cost $458,343,721)
633,959,439
Other assets and liabilities,
net — 0.2%
1,438,176
NET ASSETS — 100.0%
635,397,615
 (a)  (b)  *(a) (c)  (d)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (b)
299,132 3,603 — — 11,924 — — 18,534 314,659
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (e)(f)
213,692 — (148,142) (g) — — 413 — 65,550 65,550
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 4.59% (e)
1,730,588 2,450,201 (2,898,399) — — 12,598 — 1,282,390 1,282,390
2,243,412 2,453,804 (3,046,541) — 11,924 13,011 — 1,366,474 1,662,599
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Securities are listed in country of domicile.
At November 30, 2024 the Xtrackers MSCI Kokusai Equity ETF had the following sector diversification:
At November 30, 2024, open futures contracts purchased were as follows:
(c) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $64,082, which is 0.0% of net assets.
(d)
Investment was valued using significant unobservable inputs.
(e)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
ADR: American Depositary Receipt
CDI: Chess Depositary Interests
CVA: Credit Valuation Adjustment
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Information Technology
163,916,631 25 .9
Financials
103,207,503 16 .3
Health Care
68,872,381 10 .9
Industrials
65,398,348 10 .3
Consumer Discretionary
64,575,292 10 .2
Communication Services
49,145,434 7 .8
Consumer Staples
39,198,915 6 .2
Energy
26,055,056 4 .1
Materials
21,374,196 3 .4
Utilities
16,907,942 2 .7
Real Estate
13,959,801 2 .2
Total
632,611,499 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ ) †
MINI S&P/TSX 60 Futures
CAD 1 50,751 54,980 12/19/2024 4,229
MSCI EAFE Futures
USD 4 482,518 466,340 12/20/2024 (16,178)
S&P 500 E-Mini Futures
USD 7 2,040,735 2,118,025 12/20/2024 77,290
Total net unrealized appreciation
65,341
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
November 30, 2024.

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Kokusai Equity ETF
(Continued)
November 30, 2024 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
KOKU-PH1
R-089711-2 (5/25) DBX006037 (5/25)
CAD Canadian Dollar
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 632,107,227 $ — $ — $ 632,107,227
Preferred Stocks
504,272 — — 504,272
Warrants
— — 0 0
Short-Term Investments (a)
1,282,390 — — 1,347,940
Derivatives (b)
Futures Contracts
81,519 — — 81,519
TOTAL
$ 633,975,408 $ — $ 0 $ 634,040,958
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (16,178) $ — $ — $ (16,178)
TOTAL
$ (16,178) $ — $ — $ (16,178)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.